CASH FLOW INFORMATION - Changes in liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Changes in liabilities arising from financing activities
As of June 30, 2019	$ 148,430,833	$ 106,835,995	$ 113,891,742
Proceeds	143,499,367	135,348,502	88,693,632
Decrease bank overdraft and other short-term borrowings	(3,442,491)	(2,331,974)	(4,968,813)
Payments	(113,100,032)	(79,784,434)	(90,917,814)
Financing for assets acquisitions	11,214,929
Debt incorporated by business combination	5,928,748
Capitalization and compensation of financial debt			(13,720,000)
Interest payment	(12,923,745)	(21,533,187)	(20,167,101)
Exchange differences, currency translation differences and other financial results	5,621,261	9,895,931	34,024,349
As of June 30, 2020	185,228,870	148,430,833	106,835,995
Convertible notes
Changes in liabilities arising from financing activities
As of June 30, 2019	43,029,834
Proceeds		42,075,000
Exchange differences, currency translation differences and other financial results	5,634,178	954,834
As of June 30, 2020	48,664,012	43,029,834
Borrowings
Changes in liabilities arising from financing activities
As of June 30, 2019	104,948,345	103,556,730	91,017,133
Proceeds	143,499,367	93,273,502	88,693,632
Decrease bank overdraft and other short-term borrowings	(3,442,491)	(2,331,974)	(4,968,813)
Payments	(113,100,032)	(76,846,934)	(83,777,814)
Debt incorporated by business combination	5,928,748
Interest payment	(12,923,745)	(21,533,187)	(20,167,101)
Exchange differences, currency translation differences and other financial results	(135,867)	8,830,208	32,759,693
As of June 30, 2020	124,774,325	104,948,345	103,556,730
Financed payment - Acquisition of business
Changes in liabilities arising from financing activities
As of June 30, 2019	452,654	3,279,265	22,874,609
Payments		(2,937,500)	(7,140,000)
Financing for assets acquisitions	11,214,929
Capitalization and compensation of financial debt			(13,720,000)
Exchange differences, currency translation differences and other financial results	122,950	110,889	1,264,656
As of June 30, 2020	$ 11,790,533	$ 452,654	$ 3,279,265